Other Financial Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities

	September 30, 2020	December 31, 2019
Foreign exchange portfolio	249,394	8,962
Contingent consideration (i)	462,000	—
Financial bills (ii)	16,311	—
Credit cards operations (ii)	8,294	—
Others (iii)	122,879	—

Total	858,878	8,962

Current	380,567	8,962
Non-current	478,311	—

(i)
Contractual contingent considerations mostly associated to the investment acquisition of VPL, as described in Note 10. The maturity of the total contingent consideration payment is up to 6 years and the contractual maximum amount payable is R$653,222 (the minimum amount is zero).

(ii)	Related to operations of Banco XP S.A.
(iii)	Include R$58,526 payable through our acquisitions (Note 2(f)) and investments in associates and joint ventures.

	2019	2018
Customer deposits (a)	70,191	—
Structured operations certificates (b)	19,474	—
Foreign exchange portfolio	8,962	7,011
Other financial liabilities	4	—

Total	98,631	7,011

Current	79,157	7,011
Non-current	19,474	—

(a)	Mainly related to the financial resources of XP Vida e Previdência participant which is in process to be invested.
(b)	Related to structured operations certificates of Banco XP.